Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2018	Jan. 31, 2017	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015
Current Federal Tax Expense (Benefit)					$ 0	$ 0	$ 0
Current State and Local Tax Expense (Benefit)					0	0	0
Current Foreign Tax Expense (Benefit)					263,025	196,099	833,452
Total current					263,025	196,099	833,452
Deferred Federal Income Tax Expense (Benefit)					0	0	0
Deferred State and Local Income Tax Expense (Benefit)					0	0	0
Deferred Foreign Income Tax Expense (Benefit)					(104,784)	30,583	83,388
Total deferred					(104,784)	30,583	83,388
Provision for income tax	$ 1,008	$ (26,747)	$ 3,843	$ (59,930)	$ 158,241	$ 226,682	$ 916,840